Financial Risk Management - Schedule of Company’s Financial Assets (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Jun. 30, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)
Trade Receivables [Member]
Schedule of Company’s Financial Assets [Line Items]
12-month or lifetime ECL	Lifetime ECL (Simplified)	Lifetime ECL (Simplified)
Gross carrying amount	RM 6,261,073	RM 6,274,545
Loss allowance	(173,980)	(141,849)
Net carrying amount	6,087,093	6,132,696	$ 1,500,762	$ 1,512,006
Net carrying amount (in Dollars)	RM 6,087,093	RM 6,132,696	1,500,762	1,512,006
Other Receivables [Member]
Schedule of Company’s Financial Assets [Line Items]
12-month or lifetime ECL	12-month ECL	12-month ECL
Gross carrying amount	RM 200,040	RM 196,471
Loss allowance
Net carrying amount	200,040	196,471	49,320	48,440
Net carrying amount (in Dollars)	RM 200,040	RM 196,471	49,320	48,440
Cash and Bank Balances [Member]
Schedule of Company’s Financial Assets [Line Items]
12-month or lifetime ECL	12-month ECL	12-month ECL
Gross carrying amount	RM 17,533,568	RM 23,723,687
Loss allowance
Net carrying amount	17,533,568	23,723,687	4,322,872	5,849,035
Net carrying amount (in Dollars)	RM 17,533,568	RM 23,723,687	$ 4,322,872	$ 5,849,035